Summary of Reconciliation Between Reportable Segment Adjusted EBITDA to Consolidated Net Loss Before Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Long-Lived Asset, Held and Used, Impairment [Line Items]
Total	$ (5,780,000)	$ (4,907,000)	$ (18,464,980)	$ (13,467,744)
Interest income	(3,000)		(2,955)	(10)
Gain on release of Vidello revenue holdback			(973,000)
Vidello earnout expense			(485,720)
Failed acquisition costs			(1,382,002)
Loss on Yorkville SEPA advances	(28,000)	(385,000)	(974,079)
GEM settlement fee expense				(200,000)
Yorkville prepayment premium expense				(80,760)
Loss on debt issuance	49,000	274,000	444,000	653,208
Goodwill impairment				2,725,460
Loss before income taxes	(8,469,000)	(3,570,000)	(22,431,458)	(31,513,389)
Nonrelated Party [Member]
Long-Lived Asset, Held and Used, Impairment [Line Items]
Interest expense	(9,000)		(1,227,509)
Related Party [Member]
Long-Lived Asset, Held and Used, Impairment [Line Items]
Interest expense	(194,000)	(358,000)	(1,156,984)	(3,047,101)
Operating Segments [Member]
Long-Lived Asset, Held and Used, Impairment [Line Items]
Total	(5,475,000)	(4,660,000)	(17,314,510)	(13,418,786)
Interest income	(3,000)		(2,955)	(10)
Depreciation and amortization expense	305,000	247,000	1,150,471	24,179
Loss on conversion of liabilities				11,338,284
Gain on extinguishment of liabilities, net			(2,085,895)	390,801
Gain on release of Vidello revenue holdback			(973,000)
Vidello earnout expense			485,720
Failed acquisition costs			1,382,002
Loss on Yorkville SEPA advances	(28,000)	(385,000)	974,079
GEM settlement fee expense				200,000
Yorkville prepayment premium expense				80,760
Loss on debt issuance	1,647,000	274,000	5,580,835	653,208
Changes in fair value of financial instruments	258,000	344,000	(3,052,229)	(478,288)
Goodwill impairment				2,725,460
Other	550,000	(125,000)	(726,572)	113,108
Loss before income taxes	(8,469,000)	(3,570,000)	(21,203,950)	(31,513,389)
Operating Segments [Member] | Nonrelated Party [Member]
Long-Lived Asset, Held and Used, Impairment [Line Items]
Interest expense	(9,000)
Operating Segments [Member] | Related Party [Member]
Long-Lived Asset, Held and Used, Impairment [Line Items]
Interest expense	(194,000)	(358,000)	1,156,984	3,047,101
Operating Segments [Member] | Banzai Operating [Member]
Long-Lived Asset, Held and Used, Impairment [Line Items]
Total	(5,608,000)	(5,477,000)	(17,434,219)	(13,484,311)
Operating Segments [Member] | Open Reel [Member]
Long-Lived Asset, Held and Used, Impairment [Line Items]
Total	$ 155,000	$ 397,000	(418,092)	65,525
Operating Segments [Member] | Vidello [Member]
Long-Lived Asset, Held and Used, Impairment [Line Items]
Total			$ 537,801